EQUITY AND SHARE BASED PAYMENTS (Schedule of Information About Outstanding Options by Expiry Dates) (Details)	12 Months Ended
Dec. 31, 2021 shares ₪ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	6,934,999
Weighted average exercise price in NIS | ₪ / shares	₪ 16.83
2022 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	1,789,042
Weighted average exercise price in NIS | ₪ / shares	₪ 19.03
2023 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	2,366,252
Weighted average exercise price in NIS | ₪ / shares	₪ 15.44
2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	879,343
Weighted average exercise price in NIS | ₪ / shares	₪ 18.68
2025 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	202,124
Weighted average exercise price in NIS | ₪ / shares	₪ 16.34
2026 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	641,178
Weighted average exercise price in NIS | ₪ / shares	₪ 14.36
2027 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	1,057,060
Weighted average exercise price in NIS | ₪ / shares	₪ 16.26